GOODWILL (Table)	12 Months Ended
Dec. 31, 2021
GOODWILL
Schedule of goodwill

		2021	2020
	Notes	$ million	$ million
Cost and net book value
At 1 January		2,928	2,789
Exchange adjustment		(35)	43
Acquisitions	21	96	96
At 31 December		2,989	2,928

Management has identified four CGUs in applying the provisions of IAS 36 Impairment of Assets: Orthopaedics, Sports Medicine & ENT, Advanced Wound Care & Devices and Bioactives.

For the purpose of goodwill impairment testing, the Advanced Wound Care & Devices and Bioactives CGUs have been aggregated (Advanced Wound Management), as this is the level at which goodwill is monitored and level at which the economic benefits relating to the goodwill within these CGUs is realised.

Goodwill is allocated to the Group’s CGUs as follows:

	2021	2020
	$ million	$ million
Orthopaedics	897	830
Sports Medicine & ENT	1,457	1,462
Advanced Wound Management	635	636
	2,989	2,928